UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Frederick Taylor, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 822-7620
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
Schedule of Investments
March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace - 3.7%
Precision Castparts Corp.	4,800	$1,213,248
United Technologies Corp.	15,500	1,811,020
		3,024,268
Beverages - 0.7%
Beam, Inc.	7,000	583,100

Biotechnology - 3.2%
Celgene Corp. (a)	6,500	907,400
Gilead Sciences, Inc. (a)	25,000	1,771,500
		2,678,900
Chemicals - 2.5%
Celanese Corp.	37,000	2,053,870

Containers & Packaging - 2.2%
Rock-Tenn Co.	17,500	1,847,475

Diversified - 1.8%
3M Co.	11,000	1,492,260

Drugs - 2.6%
Allergan, Inc.	17,500	2,171,750

Electrical Equipment - 2.1%
Roper Industries, Inc.	13,000	1,735,630

Energy - 4.0%
Chevron Corp.	12,700	1,510,157
Marathon Oil Corp.	51,500	1,829,280
		3,339,437
Energy Equipment & Services - 4.1%
Noble Corp. (b)	34,000	1,113,160
Schlumberger Ltd. (b)	23,000	2,242,500
		3,355,660
Financial Services - 8.6%
American Express Co.	25,000	2,250,750
Mastercard, Inc.	30,000	2,241,000
The Blackstone Group LP	80,000	2,660,000
		7,151,750
Food Services - 1.2%
Yum Brands, Inc.	13,000	980,070

Forest Products - 2.3%
Weyerhaeuser Co. - REIT	64,000	1,878,400

Health Care Services - 2.6%
UnitedHealth Group, Inc.	26,500	2,172,735

Industrial Equipment - 1.6%
Fastenal Co.	27,500	1,356,300

Insurance - 2.2%
ACE Ltd. (b)	18,500	1,832,610

Leisure - 4.8%
Las Vegas Sands Corp.	25,000	2,019,500
Polaris Industries, Inc.	14,000	1,955,940
		3,975,440
Media - 8.0%
AMC Networks, Inc. - Class A (a)	29,000	2,119,610
DIRECTV(a)	30,000	2,292,600
Walt Disney Co.	27,500	2,201,925
		6,614,135
Office Equipment - 5.7%
Apple, Inc.	3,100	1,663,894
Western Digital Corp.	33,000	3,030,060
		4,693,954
Property Management - 2.4%
CBRE Group, Inc. - Class A (a)	73,500	2,016,105

Retail - 2.5%
TJX Companies, Inc.	33,500	2,031,775

Semiconductors - 3.8%
NXP Semiconductors NV (a)(b)	54,000	3,175,740

Services - 5.7%
Accenture PLC - Class A (b)	12,000	956,640
Amazon.com, Inc. (a)	4,000	1,346,080
Google, Inc. - Class A (a)	2,200	2,451,922
		4,754,642
Software - 4.1%
Ansys, Inc. (a)	21,000	1,617,420
Microsoft Corp.	44,000	1,803,560
		3,420,980
Specialty Retail - 8.7%
AutoNation, Inc. (a)	36,500	1,942,895
AutoZone, Inc. (a)	4,700	2,524,370
Home Depot, Inc.	25,500	2,017,815
Nike, Inc. - Class B	10,000	738,600
		7,223,680
Telecommunications - 4.8%
American Tower Corp. - REIT	25,000	2,046,750
QUALCOMM, Inc.	25,000	1,971,500
		4,018,250
Transportation - 2.3%
Union Pacific Corp.	10,000	1,876,600

TOTAL COMMON STOCKS (Cost $56,134,604)		$81,455,516

SHORT TERM INVESTMENT - 1.5%
Money Market Fund - 1.5%
First American Prime Obligations Fund, Class Z, 0.016% (c)	1,284,454	1,284,454
TOTAL SHORT TERM INVESTMENT (Cost $1,284,454)		$1,284,454

Total Investments (Cost $57,419,058) - 99.7%		$82,739,970
Other Assets in Excess of Liabilities - 0.3%		245,028
TOTAL NET ASSETS - 100.0%		$82,984,998

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2014.

REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$81,455,516	–	–	$81,455,516
Short-Term Investment	1,284,454	–	–	1,284,454
Total Investments	$82,739,970	–	–	$82,739,970

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows:

The Wall Street Fund

Cost of investments	$57,419,058

Gross unrealized appreciation	25,614,697
Gross unrealized depreciation	(293,785)
Net unrealized appreciation	$25,320,912

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Wall Street Fund, Inc.

By (Signature and Title)  /s/ Frederick Taylor
                                            Frederick Taylor, President

Date  May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick Taylor
                                              Frederick Taylor, President

Date  May 30, 2014

By (Signature and Title)* /s/ John J. Rendinaro
                                             John J. Rendinaro, Treasurer

Date   May 30, 2014

* Print the name and title of each signing officer under his or her signature.